LOSS PER SHARE	12 Months Ended
Dec. 31, 2011
LOSS PER SHARE
16	LOSS PER SHARE

Basic net income attributable to the Company shareholders per ordinary share excludes dilution for potential ordinary share and is computed by dividing net loss attributable to the Company shareholders by the weighted-average number of ordinary shares outstanding. Diluted net loss attributable to the Company shareholders per ordinary share reflects the effect of potential dilution that could occur if securities or other contracts to issue ordinary share were exercised or converted into ordinary share.

Diluted net loss attributable to the Company shareholders per ordinary share is calculated by dividing net loss attributable to the Company shareholders by the sum of the weighted-average number of ordinary shares plus additional shares that would be outstanding if potential dilutive shares had been issued. The components of basic and diluted net loss attributable to the Company shareholders per ordinary share are as follows:

	Year ended December 31,
	2009	2010	2011
	RMB	RMB	RMB

Numerator for basic and diluted loss per share
Net loss attributable to Gushan Environmental Energy Limited	(283,509)	(1,109,015)	(747,681)
Denominator
Denominator for basic loss per share—weighted average number of ordinary shares outstanding	166,831,943	166,035,117	167,092,222

Denominator for diluted loss per share	166,831,943	166,035,117	167,092,222

Basic loss per share	(1.70)	(6.68)	(4.48)

Diluted loss per share	(1.70)	(6.68)	(4.48)

The computation of diluted loss per share for the year ended December 31, 2009 did not assume the issuance of the 8,622,183 shares subject to the options granted on July 6, 2006, December 18, 2007, March 25, 2008, September 1, 2008 and January 22, 2009 because the effect of the ordinary shares issuable upon the exercise of the options were anti-dilutive.

The computation of basic loss per share for the year ended December 31, 2010 reflects the effect of the issuance of 6,000,000 ordinary shares for the acquisition of Jin Xin and the repurchase of 10,145,200 ordinary shares during the year as a deduction in calculating the average number of outstanding shares.

The computation of diluted loss per share for the year ended December 31, 2010 did not assume the issuance of the 9,284,656 shares subject to the options granted on July 6, 2006, January 22, 2009 and March 16, 2010 because the effect of the ordinary shares issuable upon the exercise of the options were anti-dilutive. The computation of diluted loss per share for the year ended December 31, 2010 also did not assume the issuance of the 18,000,000 contingently issuable shares to Engen’s non-controlling shareholders because the effect is anti-dilutive and the contingency was not resolved as of December 31, 2010.

The computation of basic loss per share for the year ended December 31, 2011 reflects the effect of the release of 6,000,000 ordinary shares during the year placed in escrow in connection with the acquisition of Jin Xin.

The computation of diluted loss per share for the year ended December 31, 2011 did not assume the issuance of the 12,294,656 shares subject to the options granted on July 6, 2006, January 22, 2009, March 16, 2010 and January 11, 2011 because the effect of the ordinary shares issuable upon the exercise of the options were anti-dilutive. The computation of diluted loss per share for the year ended December 31, 2011 also did not assume the issuance of the 12,000,000 contingently issuable shares to Engen’s non-controlling shareholders and the 20,000,000 contingently issuable shares to Xiangbei’s selling shareholders. The computation of diluted loss per share for the year ended December 31, 2011 also did not assume the issuance of 1,013 Engen’s ordinary shares subject to the options granted to Mr. Jianqiu Yu on October 31, 2011 because the effect on the Company’s loss per share was anti-dilutive.